DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Accounts receivable	$ 0	$ 1,782
Inventories	0	211
Other current assets	235	1,084
Current assets of discontinued operations (Note 4)	235	3,077
Plant, Property and Equipment	0	11,118
Equity Investments	0	1,074
Other Long-Term Assets	136	241
Long-Term Assets of Discontinued Operations (Note 4)	371	15,510
Current Liabilities
Accounts payable and other	170	2,682
Current liabilities of discontinued operations (Note 4)	170	2,682
Other Long-Term Liabilities	110	127
Deferred Income Tax Liabilities	0	1,153
Liabilities	$ 280	$ 3,962